DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Depreciation and amortisation expense [abstract]
Depreciation (note 21)	$ 102,314	$ 92,176
Depreciation of right-of-use assets (note 10)	14,777	13,973
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(11,317)	11,177
Amortization of intangible assets, excluding software (note 11)	13,755	12,818
Amortization of software (note 11)	5,397	5,258
Depreciation and amortization included in net earnings	$ 124,926	$ 135,402